Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Guarantor Obligations [Line Items]
Bank guarantees	₨ 1,455,273.0	$ 19,181.1	₨ 1,131,739.2
Estimated fair values of bank guarantees	(6,583.5)	(86.7)	(6,044.1)
Financial guarantees
Guarantor Obligations [Line Items]
Bank guarantees	422,406.2	5,567.5	334,040.8
Performance guarantees
Guarantor Obligations [Line Items]
Bank guarantees	417,227.2	5,499.2	421,162.2
Documentary credits
Guarantor Obligations [Line Items]
Bank guarantees	615,639.6	8,114.4	376,536.2
Estimated fair values of documentary credits	(822.8)	(10.8)	(543.4)
Guarantees
Guarantor Obligations [Line Items]
Estimated fair values of bank guarantees	₨ (5,760.7)	$ (75.9)	₨ (5,500.7)